SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014 M Y
Summary Of Significant Accounting Policies 1	$ 11,190,000
Summary Of Significant Accounting Policies 2	11,080,000
Summary Of Significant Accounting Policies 3	31.00%
Summary Of Significant Accounting Policies 4	10.00%
Summary Of Significant Accounting Policies 5	14.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	15.00%
Summary Of Significant Accounting Policies 9	17.00%
Summary Of Significant Accounting Policies 10	10.00%
Summary Of Significant Accounting Policies 11	8,830,000
Summary Of Significant Accounting Policies 12	60,700,000
Summary Of Significant Accounting Policies 13	22.00%
Summary Of Significant Accounting Policies 14	26.00%
Summary Of Significant Accounting Policies 15	36.00%
Summary Of Significant Accounting Policies 16	10.00%
Summary Of Significant Accounting Policies 17	23.00%
Summary Of Significant Accounting Policies 18	10.00%
Summary Of Significant Accounting Policies 19	46
Summary Of Significant Accounting Policies 20	75.00%
Summary Of Significant Accounting Policies 21	12
Summary Of Significant Accounting Policies 22	12
Summary Of Significant Accounting Policies 23	5.00%
Summary Of Significant Accounting Policies 24	76,368
Summary Of Significant Accounting Policies 25	641,080
Summary Of Significant Accounting Policies 26	223,604
Summary Of Significant Accounting Policies 27	82,000
Summary Of Significant Accounting Policies 28	6,900,000
Summary Of Significant Accounting Policies 29	$ 0
Summary Of Significant Accounting Policies 30	6.3052